Leases - Schedule of Amounts Recognized in Profit or Loss And in the Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit and loss:
Depreciation expense on right-of-use assets	$ 6,716	$ 5,291	$ 4,306
Interest expense on lease liabilities	2,358	1,806	1,750
Expense relating to short-term leases	379	610	1,828
Expense relating to variable lease payments not included in the measurement of the lease liability (management fee)	391		635
Total lease expense	9,844	7,707	8,519
The total cash outflow for leases	$ 6,931	$ 5,925	$ 5,146
Bottom of Range [Member]
Profit and loss:
Interest rate range	3.00%	3.00%	6.50%
Top of Range [Member]
Profit and loss:
Interest rate range	14.00%	14.00%	31.00%